TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of the Provision for Income Taxes
	For the Years Ended
	March 31,
	2026	2025	2024
Current tax provision
Cayman Islands	$-	$-	$-
Hong Kong	-	-	-
China	39,923	64,459	127,332
	39,923	64,459	127,332
Deferred tax provision (benefit)
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	(682)	48,979	(2,530)
	(682)	48,979	(2,530)
Income tax provision	$39,241	$113,438	$124,802

Schedule of Reconciliation of Statutory Rates to Effective Tax Rate
	For the Years Ended
	March 31,
	2026	2025	2024
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	-	-	0.2%
Non-PRC entity not subject PRC income tax	(17.2)%	(19.2)%	-
Effect of tax holiday and preferential tax rate	(5.9)%	(4.7)%	(20.0)%
Effect of change in tax rate	-	-	(2.8)%
Change in valuation allowance	(2.2)%	(2.2)%	10.7%
Others	-	-	(0.2)%
Effective tax rate	(0.3)%	(1.1)%	12.9%

Schedule of Deferred Tax Assets and Liabilities
	March 31,	March 31,
Deferred tax assets	2026	2025
Allowance for credit loss	$141,940	$100,603
Reserve for inventory	1,063	909
Unutilized marketing expenditure and employee education fee	1,322	989
Operating lease liabilities	19,775	26,709
Net operating loss carried forward	415,294	233,046
Total deferred tax assets	579,394	362,256
Valuation allowance	(559,619)	(335,547)
Deferred tax assets, net of valuation allowance	$19,775	$26,709
Net off deferred tax liabilities	(12,786)	(21,096)
Deferred tax assets, net	$6,989	$5,613

	March 31,	March 31,
Deferred tax liabilities	2026	2025
Finance lease	$5,796	$6,351
Right-of-use assets	14,699	21,709
Deferred tax liabilities	20,495	28,060
Net off deferred tax assets	(12,786)	(21,096)
Deferred tax liabilities, net	$7,709	$6,964

Schedule of Movement of the Valuation Allowance
	For the Years Ended March 31,
Valuation allowance	2026	2025
Beginning balance	$335,547	$445,403
Current year addition (reduction)	201,079	(108,274)
Exchange difference	22,993	(1,582)
Ending balance	$559,619	$335,547

Schedule of Taxes Payable
	March 31,	March 31,
	2026	2025
Income tax payable	$93,376	$78,257
Value added tax payable	165,544	137,640
Other taxes payable	2,084	2,445
Total taxes payable	$261,004	$218,342